Prospectus Supplement dated December 13, 2021
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CH (5/21) / May 1, 2021	S-6471 R (4/13) / April 29, 2013
RiverSource ® Signature One Variable Annuity	240192 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CH (5/21) / May 1, 2021	S-6410 N (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09) / 5/1/2009
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CH (5/21) / May 1, 2021	140464 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CH (5/21) / May 1, 2021	S-6517 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to June 22, 2020)	S-6594 CH (5/21) / May 1, 2021	S-6595 CH (5/21) / May 1, 2021
RiverSource RAVA 5 Choice® Variable Annuity	S-6710 CH (5/21) / May 1, 2021	S-6715 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CH (5/21) / May 1, 2021	S-6725 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	S-6735 CH (5/21) / May 1, 2021	S-6740 CH (5/21) / May 1, 2021
RiverSource ® Retirement Group Annuity Contract I	S-6611 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CH (5/21) / May 1, 2021	S-6504 CH (5/21) / May 1, 2021
RiverSource ® Retirement Group Annuity Contract II	S-6612 CH (5/21) / May 1, 2021
RiverSource ® Signature Variable Annuity	43444 CF CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Builder Select Variable Annuity	45303 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	S-6407 K (5/09) / May 1, 2009
RiverSource ® Flexible Annuity	S-6155 CH (5/21) / May 1, 2021	S-6175 AF (4/13) / April 29, 2013

Prospectus Supplement dated December 13, 2021
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CH (5/21) / May 1, 2021	S-6362 CH (5/21) / May 1, 2021
RiverSource ® Employee Benefit Annuity	S-6157 AG (5/14) / May 1, 2014	S-6177 T (5/02) / May 1, 2002
RiverSource ® Variable Retirement and Combination Retirement Annuities	S-6154 CH (5/21) / May 1, 2021	S- 6174 T (5/02) / May 1, 2002
RiverSource ® New Solutions Variable Annuity	240355 CH (5/21) / May 1, 2021
Evergreen New Solutions Variable Annuity	45272 CH (5/21) / May 1, 2021
Evergreen Essential Variable Annuity	45276 CH (5/21) / May 1, 2021
Evergreen Pathways Variable Annity	45275 CH (5/21) / May 1, 2021
Evergreen Privilege Variable Annuity	45277 CH (5/21) / May 1, 2021
Evergreen New Solutions Select Variable Annuity	45308 CH (5/21) / May 1, 2021
Evergreen Pathways Select Variable Annuity	45309 CH (5/21) / May 1, 2021
Wells Fargo Advantage Variable Annuity	44223 CH (5/21) / May 1, 2021
Wells Fargo Advantage Builder Variable Annuity	44224 CH (5/21) / May 1, 2021
Wells Fargo Advantage Select Variable Annuity	45302 CH (5/21) / May 1, 2021
Wells Fargo Advantage Choice Variable Annuity	45270 CH (5/21) / May 1, 2021
Wells Fargo Advantage Choice Select Variable Annuity	45305 CH (5/21) / May 1, 2021
RiverSource Succession Select® Variable Life Insurance	S-6202 CF (4/19) / April 29, 2019	S-6203 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life Insurance III	S-6189 CH (5/21) / May 1, 2021	S-6211 L (05/09) / May 1, 2009
RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life Insurance IV – Estate Series	S-6418 CH (5/21) / May 1, 2021	S-6419 CF (4/19) / April 19, 2019
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life Insurance 5 – Estate Series	S-6542 CH (5/21) / May 1, 2021	S-6543 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life 6 Life Insurance	S-6700 CH (5/21) / May 1, 2021	S-6705 CH (5/21) / May 1, 2021
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	S-6185 R (5/08) / May 1, 2008

Prospectus Supplement dated December 13, 2021
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Variable Universal Life Insurance	S-6194 CH (5/21) / May 1, 2021	S-6171 CF (4/19) / April 29, 2019
RiverSource ® Single Premium Variable Life Insurance	6199 K (5/08) / May 1, 2008
RiverSource ® Single Premium Variable Life Insurance Policy	6190 B (6/88) / April 29, 1988
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference. Except as modified in the supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
On November 1, 2021, Wells Fargo & Company (Wells Fargo) closed a transaction whereby Wells Fargo Asset Management (“WFAM”) was sold to a holding company affiliated with the private funds of GTCR LLC and Reverence Capital Partners, L.P. and will no longer be an entity of Wells Fargo.
As part of the transaction, Wells Fargo Funds Management, LLC and Wells Capital Management, LLC changed their names as shown below:
Old Name	New Name
Wells Fargo Funds Management, LLC	Allspring Funds Management, LLC
Wells Capital Management, LLC	Allspring Global Investments, LLC
The following information will replace the current Funds’ description in the table in “The Variable Account and the Funds” and “Appendix A “The Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Allspring VT Index Asset Allocation Fund (previously Wells Fargo VT Index Asset Allocation Fund)	Seeks long-term total return, consisting of capital appreciation and current income.	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Allspring VT International Equity Fund (previously Wells Fargo VT International Equity Fund)	Seeks long-term capital appreciation.	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Allspring VT Omega Growth Fund (previously Wells Fargo VT Omega Growth Fund)	Seeks long-term capital appreciation.	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Allspring VT Opportunity Fund (previously Wells Fargo VT Opportunity Fund)	Seeks long-term capital appreciation.	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
Allspring VT Small Cap Growth Fund (previously Wells Fargo VT Small Cap Growth Fund)	Seeks long-term capital appreciation.	Allspring Funds Management, LLC, adviser; Allspring Global Investments, LLC, sub-adviser.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-17 A (12/21)
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